UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                      Short Hills, NJ           11/10/05
------------------------------        ---------------           --------
          [Signature]                 [City, State]             Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            --

Form 13F Information Table Entry Total:     58
                                            --

Form 13F Information Table Value Total:    $ 421,497
                                           ----------
                                           (thousands)

List of Other Included Managers  NONE


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        COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5    COLUMN 6   COLUMN 7          COLUMN 8
        --------          --------    --------  --------       --------    --------   --------          --------

                          TITLE OF              VALUE   SHRS OR SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
     NAME OF ISSUER        CLASS      CUSIP    (x$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS      SOLE   SHARED    NONE
     --------------        ------     -----    -------- ------- ---  ----  ---------- --------      ----   ------    ----


Aspen Insurance
  Holdings Ltd.           SHS        G05384105   1,909    64,600  SH        SOLE                    64,600
Montpelier RE
  Holdings LTD            SHS        G62185106  13,668   550,000  SH        SOLE                   550,000
Alleghany Corp. DEL       COM        017175100   2,874     9,393  SH        SOLE                     9,393
American International
  Group, Inc.             COM        026874107  16,729   270,000  SH        SOLE                   270,000
Andrew Corp.              COM        034425108   5,464   490,000  SH        SOLE                   490,000
Astoria Financial Corp    COM        046265104   4,756   180,000  SH        SOLE                   180,000
BNCCORP, Inc.             COM        055936108   1,653   143,750  SH        SOLE                   143,750
Belden CDT Inc.           COM        077454106   8,744   450,000  SH        SOLE                   450,000
Centennial Bank           COM        151345204  11,429   952,400  SH        SOLE                   952,400
Holdings, Inc.
City Investing Co.        Unit
  Liq Tr                 Ben Int     177900107      51   362,600  SH        SOLE                   362,600
Comcast Corp. New        CL A SPL    20030N200   1,439    50,000  SH        SOLE                    50,000
Conseco Inc.             PFD B CV    208464867   2,674   100,000  SH        SOLE                   100,000
                          5.50%
Conseco Inc               COM NEW    208464883  23,248 1,101,273  SH        SOLE                 1,101,273
DST Sys Inc. Del          COM        233326107  20,835   380,000  SH        SOLE                   380,000
Duckwall-Alco Stores,     COM        264142100   3,774   160,656  SH        SOLE                   160,656
Inc.
Enstar Group Inc GA       COM        29358R107   6,665   102,715  SH        SOLE                   102,715
Farmer Bros Co.           COM        307675108   4,464   221,105  SH        SOLE                   221,105
Florida East Coast        COM        340632108  17,305   382,100  SH        SOLE                   382,100
Industries Inc.
Franklin Bank Corp. DEL   COM        352451108   9,932   615,000  SH        SOLE                   615,000
Goodyear Tire & Rubber Co COM        382550101   8,341   535,000  SH        SOLE                   535,000
Healthsouth Corp.         COM        421924101   1,056   255,000  SH        SOLE                   255,000
Hearst-Argyle
  Television, Inc.        COM        422317107   6,423   250,000  SH        SOLE                   250,000
Honeywell International
  Inc.                    COM        438516106   5,625   150,000  SH        SOLE                   150,000
Hudson City Bancorp       COM        443683107  19,040 1,600,000  SH        SOLE                 1,600,000
IKON Office Solutions,
  Inc.                    COM        451713101  16,018 1,605,000  SH        SOLE                 1,605,000
Johnson Outdoors Inc.     CL A       479167108   4,170   250,300  SH        SOLE                   250,300
Keweenaw Land             COM        493026108   1,115     7,100  SH        SOLE                     7,100
Association LTD.
Knight Capital Group Inc. CL A       499005106   4,155   500,000  SH        SOLE                   500,000
Liberty Media Corp. New   COM SER A  530718105   8,533 1,060,000  SH        SOLE                 1,060,000
Limited Brands, Inc.      COM        532716107   4,086   200,000  SH        SOLE                   200,000
Lin TV Corp.              CL A       532774106     419    30,000  SH        SOLE                    30,000
Lydall Inc Del            COM        550819106     794    88,900  SH        SOLE                    88,900
MVC Capital Inc.          COM        553829102  11,796   999,700  SH        SOLE                   999,700
Magellan Health
  Services, Inc.          COM        559079207   1,055    30,000  SH        SOLE                    30,000
MarkWest Hydrocarbon Inc. COM        570762104   7,133   285,300  SH        SOLE                   285,300
Medallion Financial Corp. COM        583928106   4,267   430,600  SH        SOLE                   430,600
Neiman Marcus Group Inc   CL A       640204202   9,995   100,000  SH        SOLE                   100,000
Northwest Bancorp Inc Pa  COM        667328108   2,125   100,000  SH        SOLE                   100,000
Novoste Corp.             COM        67010C100     437   704,151  SH        SOLE                   704,151
Oglebay Norton Co.        COM        677007205   1,940   155,213  SH        SOLE                   155,213
Oglebay Norton Co.        PFD A CV   677007304   6,360   424,000  SH        SOLE                   424,000
PNC Financial Services
  Group Inc.              COM        693475105  29,010   500,000  SH        SOLE                   500,000
Pfizer Inc.               COM        717081103   2,497   100,000  SH        SOLE                   100,000
Providian Financial Corp. NOTE 2/1   74406AAB8   4,871 9,000,000  PRN       SOLE                 9,000,000
Prudential Bancorp Inc.
  PA                      COM        744319104   2,348   196,500  SH        SOLE                   196,500
Retail Ventures, Inc.     COM        76128Y102   1,180   107,500  SH        SOLE                   107,500
Rome Bancorp Inc. New     COM        77587P103   1,049   100,000  SH        SOLE                   100,000
Rotech Healthcare Inc.    COM        778669101   4,444   187,500  SH        SOLE                   187,500
Sears Holdings Corp.      COM        812350106  30,619   246,077  SH        SOLE                   246,077
Sovereign Bancorp, Inc.   COM        845905108   3,967   180,000  SH        SOLE                   180,000
Sprint Corp.              COM FON    852061100   2,378   100,000  SH        SOLE                   100,000
TD Banknorth Inc.         COM        87235A101   3,768   125,000  SH        SOLE                   125,000
Tarragon Corp.            COM        876287103   1,518    81,800  SH        SOLE                    81,800
TYCO International
  Ltd. New                COM        902124106  27,850 1,000,000  SH        SOLE                 1,000,000
USA Mobility, Inc.        COM        90341G103   9,415   348,954  SH        SOLE                   348,954
United Indl Corp.         COM        910671106   7,150   200,000  SH        SOLE                   200,000
Walter Inds Inc.          COM        93317Q105   4,892   100,000  SH        SOLE                   100,000
Warwick Valley Tel Co     COM        936750108   2,045    89,900  SH        SOLE                    89,900

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